                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):  [ ] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       GEM Capital Management, Inc.
Address:    70 East 55th Street - 12th Floor
            New York, New York 10022

13F File Number:     28-2943

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald B. Unterman
Title:     President
Phone:     (212) 753-0700
Signature, Place, and Date of Signing:


/s/  Gerald B. Unterman         New York, New York               August 9, 2001

Report Type   (Check only one):

[X]   13F HOLDINGS REPORT
[ ]   13F NOTICE
[ ]   13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:                   -0-

Form 13F Information Table Entry Total:               44

Form 13F Information Table Value Total:         $317,589

List of Other Included Managers:                    None

                           FORM 13F INFORMATION TABLE

                                                    VALUE   SHRS OR     SH/  PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
  NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT     PRN  CALL   DISCRETION    MANAGERS    SOLE    SHARED   NONE
------------------    --------------   --------   --------  -------     ---  ----   ----------    --------    ----    ------   ----
American Tower        NTCV 144A09      029912AA0  13,216    12,800,000  PRN            SOLE                   0         0       0
Corp.

American Tower        NTCV             029912AE2  11,813    15,000,000  PRN            SOLE                   0         0       0
Corp.                 144A
                      5% 10

American              NTCV             029912AF9  2,036     2,586,000   PRN            SOLE                   0         0       0
Tower                 5% 10
Corp.

Anixter Intl. Inc.    LYON Zero        035290AA3  2,800     10,000,000  PRN            SOLE                   0         0       0


Anixter Intl. Inc.    LYON             035290AC9  1,680     6,000,000   PRN            SOLE                   0         0       0
                      Zero
                      CPN 20

Atmel Corp.           SB NT CV         049513AD6  9,625     25,000,000  PRN            SOLE                   0         0       0
                      Zero 144A21

BEA Systems                            073325AB8  2,978     620,000     PRN            SOLE                   0         0       0
Inc.                  SB NT
                      CV 4% 05

BEA Systems Inc.      SB NT CV 144A 06 073325AC6  5,062     4,350,000   PRN            SOLE                   0         0       0

Brooks                SB NT CV 144A 08 11434AAA8  3,216     3,500,000   PRN            SOLE                   0         0       0
Automation Inc.

Calif. Fed Bank       Cont. Litig. REC 130209604  128                                  SOLE                   0         0       0
FSB                                                         45,619

Canadian Nat Ry       PFD CV           136375409  282       5,000       SH             SOLE                   5,000     0       0

Cendant Corp.         COM              151313013  5,408     277,314     SH             SOLE                   277,314   0       0

Ciena Corp.           NT CV 3.75% 08   171779AA9  7,497     9,914,000   PRN            SOLE                   0         0       0

Cor                   SR NT CV         217753AE2  2,466     2,500,000   PRN            SOLE                   0         0       0
Therapeutics Inc.     144A06

Crown Castle Int.     COM              228227104  89        5,430       SH             SOLE                   5,430     0       0
Corp.

Diamond Offshore      SR  DB CV 144A   25271CAD4  10,890    12,000,000  PRN            SOLE                   0         0       0
Drilling              31

Duke Energy Corp.     CORP             264399585  22,554    879,315     SH             SOLE                   879,315   0       0
                      UNITS

Echostar Commun.      SBNT             278762AD1  6,018     6,622,000   PRN            SOLE                   0         0       0
                      CV 4.875% 07

Echostar              SB NT            278762AB5  22,174    24,400,000  PRN            SOLE                   0         0       0
Commun.               CV144A 07



France Telecom        DEP BD CV 144A   35177QAB1  3,152     3,670,000   PRN            SOLE                   0         0       0
                      04

Global                PFD CV           G3921A126  7,981     202,040     SH             SOLE                   202,040   0       0
Crossing              6.375%
Ltd.

IDEC                  LYON             449370AA3  5,904     2,150,00    PRN            SOLE                   0         0       0
Pharmaceuticals       Zero
Corp.                 144A19


Intern. Rectifier     SUB NT           460254AD7  3,499     4,500,000   PRN            SOLE                   0         0       0
Corp.                 CV 144A%07

Interpublic Group     SB NT CV 144A    460690AD2  4,679     5,045,000   PRN            SOLE                   0         0       0

                      SB NT            48203RAA2  12,502    17,547,000  PRN            SOLE                   0         0       0
Juniper               CV
Networks              4.75% 07
Inc.

Kmart                 PFD TR CV 7.75%  498778208  15,815    336,498     SH             SOLE                   336,498   0       0
Corp.

Kerr McGee            SB DB            492386AP2  8,306     6,787,000   PRN            SOLE                   0         0       0
Corp.                 CV
                      5.25% 10

                      SB NT            501242AE1  9         10,000      PRN            SOLE                   0         0       0
Kulicke &             CV
Soffa Inds.           4.75% 06

Lattice Semi-         SB NT CV 144A04  518415AA2  6,831     5,000,000   PRN            SOLE                   0         0       0
conductor Corp.

Mirant TR             PFD CV           60467Q102  9,659     134,150     SH             SOLE                   134,150   0       0
                      Ser A

Millenium
Pharm. Inc.           SB NT CV         599902AA1  3,506     3,250,000   PRN            SOLE                   0         0       0
                      144A07

Millenium             SB NT CV         599902AB9  1,006     1,000,000   PRN            SOLE                   0         0       0
Pharm. Inc.           5.5% 07

National              CAP UTS EXCH LB  632525309  20,733    665,596     SH             SOLE                   665,596   0       0
Australia Bank
Ltd.

NRG                   CORP             629377201  2,204     95,400      SH             SOLE                   95,400    0       0
Energy                UNITS
Inc.



Pogo Trust            QUIPS            73044P208  13,391    239,137     SH             SOLE                   240,137   0       0
I
                      SER A

Pogo Producting       SB NT CV 144A    730448AC1  1,979     2,211,000   PRN            SOLE                   0         0       0
Corp.                 5.5% 06

Providian             SR NT 3.25% 05   74406AAAO  10        10,000      PRN            SOLE                   0         0       0
Financial Corp.

RF Micro              SB NT CV 144A05  749941AA8  6,221     7,000,000   PRN            SOLE                   0         0       0
Devices Inc.

Royal                 SR NT CV         780153AM4  5,067     12,550,000  PRN            SOLE                   0         0       0
Carribean             Zero 21
Cruises

Sanmina Corp.         SB DB CV 144A 04 800907AA5  9,009     7,200,000   PRN            SOLE                   0         0       0


Semtech               SB NTCV          816850AB7  2,976     3,200,000   PRN            SOLE                   0         0       0
Corp.
                      144A07

Solectron             SR LYON ZERO 20  834182AK3  23,069    47,200,000  PRN            SOLE                   0         0       0
Corp.

Stmicro-              SB LYON Zero 09  861012AB8  11,644    11,360,000  PRN            SOLE                   0         0       0
electronics

Telefonos de          SR DB CV 4.25%   879403AD5  8,505     6,625,000   PRN            SOLE                   0         0       0
Mexico                04